Taxes - Schedule of Income (Loss) Before Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ 4,755,251	$ 7,935,710	$ (7,334,422)
Japan [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	2,151,691	5,104,640	(7,503,560)
Hong Kong [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	2,492,326	3,011,218	(59,307)
PRC [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	212,317	(86,706)	239,733
Malaysia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(13,334)	(12,515)	(11,288)
United States [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	39,255	(19,559)
Canada [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ (127,004)	$ (61,368)